Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES

8. RELATED PARTIES

During the Company’s normal business operations in the year ended December 31, 2020, the Company borrowed funds of $336,722 from the Company’s shareholders and senior management as working capital to support the Company’s operations when needed. Among the borrowings of $341,722, $329,772 was in the form of USDC. Such borrowings were non-interest bearing and due on demand. As of December 31, 2020, the balance of due to related parties was $336,722, comprised of balance of $329,722 due to Mr. Erke Huang, the Company’s interim Chief Executive Officer and Chief Financial Officer, and balance of $7,000 due to one shareholder.

As of December 31, 2019, the balance of due to related parties was $120,000, representing advances of working capital from one shareholder.